Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including (i) equipment and accessories and (ii) craft beer and vending machine.

Equipment and accessories segment manufactures and sells equipment and accessories used to manufacture construction material. Craft beer and vending machine segment sells craft beer to the catering industry.

The following table presents summary information by segments for the Company’s continuing operations for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30, 2025
	Equipment and accessories	Craft beer and vending machine	Total
Revenues	$1,023,796	$25,545	$1,049,341
Cost of goods sold	852,888	11,118	864,006
Gross profit	170,908	14,427	185,335
Interest expense and charges	(20,777)	(62)	(20,839)
Interest income	266	1	267
Depreciation and amortization	111,387	11,027	122,414
Capital expenditures	-	(53,884)	(53,884)
Income tax expenses	-	-	-
Segment loss	(1,351,716)	(57,186)	(1,408,902)
Segment assets	$32,895,647	$8,509,401	$41,405,048

	For the Six Months Ended June 30, 2024
	Machinery and Equipment sales	Craft beer and vending machine	Total
Revenues	$768,361	$-	$768,361
Cost of goods sold	435,806	-	435,806
Gross profit	332,555	-	332,555
Interest expense and charges	(1,628)	-	(1,628)
Interest income	212	-	212
Depreciation and amortization	7,808	-	7,808
Capital expenditures	-	-	-
Income tax expenses	-	-	-
Segment loss	(523,660)	-	(523,660)
Segment assets	$33,671,537	$-	$33,671,537